INCOME TAXES - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details) - Iris	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Provision/(Benefit) at Statutory Rate	21.00%		21.00%	21.00%
Change in fair value of Warrant Liability			0.15%	9.98%
Prior year adjustments				20.83%
Other permanent items			(0.23%)	(0.62%)
Acquisition Facilitative Expenses			(5.55%)	(19.54%)
Change in valuation allowance			(16.02%)	(34.50%)
Income Tax Provision/(Benefit)	(0.20%)	(0.70%)	(0.65%)	(2.85%)